SUBSEQUENT EVENTS (Details Narrative) - USD ($)						3 Months Ended		9 Months Ended
	Oct. 22, 2025	Jan. 21, 2025	Jan. 10, 2025	Oct. 08, 2024	Sep. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2025
Subsequent Event [Line Items]
Price per share		$ 10.00
Gross proceeds from sale of Private Placement Units								$ 6,900,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Price per share		$ 10.00
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Number of units exercised		1,500,000
Price per share		$ 10.00
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of units exercised		1,500,000
Price per share		$ 10.00
IPO [Member]
Subsequent Event [Line Items]
Number of units sold		19,000,000
Gross proceeds from offering		$ 190,000,000
IPO [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of units sold		19,000,000
Gross proceeds from offering		$ 190,000,000
Private Placement [Member]
Subsequent Event [Line Items]
Number of units sold		690,000				690,000
Price per share		$ 10.00
Gross proceeds from sale of Private Placement Units		$ 6,900,000
Private Placement [Member] | HC VII Sponsor LLC [Member]
Subsequent Event [Line Items]
Number of units sold		500,000
Private Placement [Member] | Underwriters [Member]
Subsequent Event [Line Items]
Number of units sold		190,000
Private Placement [Member] | Cohen & Company Capital Markets [Member]
Subsequent Event [Line Items]
Number of units sold		133,000
Private Placement [Member] | Clear Street LLC [Member]
Subsequent Event [Line Items]
Number of units sold		28,500
Private Placement [Member] | Loop Capital Markets LLC [Member]
Subsequent Event [Line Items]
Number of units sold		28,500
Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of units sold		690,000
Price per share		$ 10.00
Gross proceeds from sale of Private Placement Units		$ 6,900,000
Private Placement [Member] | Subsequent Event [Member] | HC VII Sponsor LLC [Member]
Subsequent Event [Line Items]
Number of units sold		500,000
Private Placement [Member] | Subsequent Event [Member] | Underwriters [Member]
Subsequent Event [Line Items]
Number of units sold		190,000
Private Placement [Member] | Subsequent Event [Member] | Cohen & Company Capital Markets [Member]
Subsequent Event [Line Items]
Number of units sold		133,000
Private Placement [Member] | Subsequent Event [Member] | Clear Street LLC [Member]
Subsequent Event [Line Items]
Number of units sold		28,500
Private Placement [Member] | Subsequent Event [Member] | Loop Capital Markets LLC [Member]
Subsequent Event [Line Items]
Number of units sold		28,500
Founder [Member]
Subsequent Event [Line Items]
Number of shares issued			6,708,333	5,750,000
Founder [Member] | Maximum [Member]
Subsequent Event [Line Items]
Subject to forfeiture, shares			875,000
Founder [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued			6,708,333
Founder [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Subject to forfeiture, shares			875,000
Founder [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Number of shares issued		5,203,333	958,333
Subject to forfeiture, shares		375,000
Founder [Member] | Over-Allotment Option [Member] | Maximum [Member]
Subsequent Event [Line Items]
Subject to forfeiture, shares			125,000
Founder [Member] | Over-Allotment Option [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued		5,203,333	958,333
Subject to forfeiture, shares		375,000
Founder [Member] | Over-Allotment Option [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Subject to forfeiture, shares			125,000
Business Combination Agreement [Member]
Subsequent Event [Line Items]
Equity valuation	$ 1,000,000,000.0
Underwriting Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Deferred underwriting discount per unit		$ 0.40
Deferred underwriting commissions		$ 7,600,000
Underwriting Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Deferred underwriting discount per unit		$ 0.40
Deferred underwriting commissions		$ 7,600,000
Underwriting Agreement [Member] | IPO [Member]
Subsequent Event [Line Items]
Subject to forfeiture, shares		1,125,000
Number of units sold		1,500,000					2,625,000	2,625,000
Price per share		$ 0.20
Cash underwriting discount		$ 3,800,000
Underwriting Agreement [Member] | IPO [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Subject to forfeiture, shares		1,125,000
Number of units sold		1,500,000
Price per share		$ 0.20
Cash underwriting discount		$ 3,800,000